CONVERTIBLE NOTES PAYABLE	9 Months Ended
Sep. 30, 2022
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

13. CONVERTIBLE NOTES PAYABLE

Convertible notes payable at September 30, 2022 and December 31, 2021, were comprised of the following:

	Conversion price per share	Interest rate	Due date	September 30, 2022	December 31, 2021
Convertible promissory note, related party	$.01	10%	December, 15, 2023	$101,000	$-
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	45,000	-
Total convertible notes payable, net of financing cost				$146,000	-
Less: current portion				(45,000)	-
Total convertible notes payable, net of financing cost, long term				$101,000	$-

Related Party

Ault Lending, LLC (“AL”) is a wholly owned subsidiary of BitNile, AL and the Company are both subsidiaries of BitNile. David Katzoff, who serves as our Chief Financial Officer, is also the manager of AL. As a result, AL is deemed a related party.

As part of the Acquisition, the Company acquired a convertible note to AL, in the principal amount of $102,000. The convertible note accrues interest at 10% per annum, is due on December 15, 2023, and the principal, together with any accrued but unpaid interest on the amount of principal, is convertible into shares of Common Stock at AL’s option at a conversion price of $0.01 per share. Subsequent to September 30, 2022, AL elected to convert the outstanding principal and accrued interest of the convertible note into 10,990,142 shares of Common Stock.

Convertible Notes Payable

As part of the Acquisition, the Company acquired Convertible Promissory notes payable to Opportunity Fund, LLC in the amounts of $25,000 and $20,000, respectively (collectively the”Note”). The Note allows for advances up to maximum amount of $75,000, bears interest at ten percent (10%) per annum, and is due January 14, 2024.